INCOME TAX EXPENSE (Details Narrative)		6 Months Ended
	Mar. 16, 2007	Jun. 30, 2025
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax rate (as a percent)		16.50%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax rate (as a percent)	25.00%
State Administration of Taxation, China [Member] | PRC Subsidiaries, VIE's and VIE's Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Enterprise income tax rate (as a percent)		25.00%